Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41115
Entity Registrant Name	Genenta Science S.p.A.
Entity Central Index Key	0001838716
Entity Incorporation, State or Country Code	L6
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,216,858
ICFR Auditor Attestation Flag	false
Auditor Firm ID	528	199
Auditor Name	Dannible & McKee, LLP	Mayer Hoffman McCann P.C.
Auditor Location	Syracuse, New York	San Diego, California
American depositary shares (each American depositary share representing one ordinary share)
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	GNTA
Security Exchange Name	NASDAQ
Ordinary Shares No Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132
City Area Code	+39
Local Phone Number	02-2643-4681
Contact Personnel Name	Pierluigi Paracchi
Contact Personnel Email Address	pierluigi.paracchi@genenta.com